United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/10

Date of Reporting Period:  5/31/10

Item 1.                      Reports to Stockholders

Government Cash Series

(Effective June 30, 2010  -  Federated Government Cash Series)

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0063	0.0324	0.0424	0.0302
Net realized gain on investments	0.0001	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0002	0.0063	0.0324	0.0424	0.0302
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0063)	(0.0324)	(0.0424)	(0.0302)
Distributions from net realized gain on investments	(0.0001)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0002)	(0.0063)	(0.0324)	(0.0424)	(0.0302)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[1]	0.01%	0.64%	3.29%	4.32%	3.06%
Ratios to Average Net Assets:
Net expenses	0.31%	1.00%	1.05%	1.05%	1.05%
Net investment income	0.01%	0.60%	3.08%	4.24%	2.98%
Expense waiver/reimbursement[2]	0.78%	0.11%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$861,225	$946,354	$850,101	$549,287	$487,625
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.10	$1.10
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.83	$1.11
1	Expenses are equal to the Fund's annualized net expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 182/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	33.4%
Repurchase Agreements	68.6%
Other Assets and Liabilities — Net[2]	(2.0)%
TOTAL	100.0%

At May 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.8%
8-30 Days	14.0%
31-90 Days	11.7%
91-180 Days	7.1%
181 Days or more	6.4%
Other Assets and Liabilities — Net[2]	(2.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

May 31, 2010

Principal Amount			Value
		GOVERNMENT AGENCIES – 33.4%
$11,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.390%, 2/25/2011	10,967,944
52,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.142% - 0.275%, 6/1/2010 - 8/8/2010	52,783,019
93,333,333		Federal Home Loan Bank System Notes, 0.270% - 5.250%, 6/11/2010 - 6/24/2011	93,326,009
13,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.210% - 0.250%, 7/2/2010 - 10/5/2010	12,992,790
12,400,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.224% - 0.351%, 6/9/2010 - 7/1/2010	12,396,768
11,600,000		Federal Home Loan Mortgage Corp. Notes, 3.250%, 7/16/2010	11,643,320
34,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.210% - 0.540%, 7/1/2010 - 10/25/2010	34,479,608
25,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.254% - 0.299%, 6/11/2010 - 6/27/2010	24,985,045
34,000,000	[1,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.190% - 0.430%, 6/1/2010 - 8/16/2010	33,988,152
		TOTAL GOVERNMENT AGENCIES	287,562,655
		Repurchase Agreements – 68.6%
57,267,000		Interest in $8,408,795,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,408,991,205 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $8,638,261,984.	57,267,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,022,222 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $1,027,887,454.	100,000,000
100,000,000		Interest in $1,035,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,035,024,150 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,066,074,875.	100,000,000
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Principal Amount			Value
$14,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.21%, dated 4/28/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,192,500 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2040 and the market value of those underlying securities was $1,030,198,275.	14,000,000
15,000,000	[5]	Interest in $1,200,000,000 joint repurchase agreement 0.27%, dated 5/20/2010 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,200,810,000 on 8/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2040 and the market value of those underlying securities was $1,224,073,441.	15,000,000
10,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.21%, dated 3/24/2010 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $750,393,750 on 6/23/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $772,806,425.	10,000,000
6,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.21%, dated 3/30/2010 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,262,500 on 6/29/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2040 and the market value of those underlying securities was $515,175,488.	6,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,500,035,000 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2048 and the market value of those underlying securities was $1,545,002,752.	100,000,000
150,000,000		Interest in $500,000,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,011,667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury Security with various maturities to 2/15/2020 and the market value of those underlying securities was $510,011,958.	150,000,000
30,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 5/13/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $1,000,204,444 on 6/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2040 and the market value of those underlying securities was $1,030,102,900.	30,000,000
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Principal Amount			Value
$9,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.24%, dated 5/27/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,093,333 on 6/25/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2039 and the market value of those underlying securities was $515,001,666.	9,000,000
		TOTAL REPURCHASE AGREEMENTS	591,267,000
		TOTAL INVESTMENTS — 102.0% (AT AMORTIZED COST)[6]	878,829,655
		OTHER ASSETS AND LIABILITIES - NET — (2.0)%[7]	(17,604,232)
		TOTAL NET ASSETS — 100%	$861,225,423
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $33,988,152, which represented 3.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $33,988,152, which represented 3.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010

Assets:
Investments in repurchase agreements	$591,267,000
Investments in securities	287,562,655
Total investments in securities, at amortized cost and value		$878,829,655
Cash		917
Income receivable		337,566
Receivable for shares sold		35,537
TOTAL ASSETS		879,203,675
Liabilities:
Payable for investments purchased	$17,746,711
Payable for shares redeemed	106,667
Income distribution payable	1,346
Payable for investment adviser fee (Note 5)	8,698
Payable for Directors'/Trustees' fees	893
Accrued expenses	113,937
TOTAL LIABILITIES		17,978,252
Net assets for 861,219,393 shares outstanding		$861,225,423
Net Assets Consist of:
Paid-in capital		$861,219,393
Accumulated net realized gain on investments		7,376
Distributions in excess of net investment income		(1,346)
TOTAL NET ASSETS		$861,225,423
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($861,225,423 ÷ 861,219,393 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended May 31, 2010

Investment Income:
Interest			$2,529,734
Expenses:
Investment adviser fee (Note 5)		$3,949,871
Administrative personnel and services fee (Note 5)		614,138
Custodian fees		38,143
Transfer and dividend disbursing agent fees and expenses		799,355
Directors'/Trustees' fees		9,927
Auditing fees		18,531
Legal fees		4,318
Portfolio accounting fees		105,307
Distribution services fee (Note 5)		792,250
Shareholder services fee (Note 5)		1,973,157
Account administration fee		790
Share registration costs		69,071
Printing and postage		44,291
Insurance premiums		5,827
Taxes		54,805
Miscellaneous		122,388
TOTAL EXPENSES		8,602,169
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(3,347,156)
Waiver of administrative personnel and services fee	(12,968)
Waiver of distribution services fee	(792,155)
Waiver of shareholder services fee	(1,973,157)
Reimbursement of account administration fee	(790)
TOTAL WAIVERS AND REIMBURSEMENT		(6,126,226)
Net expenses			2,475,943
Net investment income			53,791
Net realized gain on investments			64,137
Change in net assets resulting from operations			$117,928

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended May 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$53,791	$6,305,167
Net realized gain on investments	64,137	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	117,928	6,305,167
Distributions to Shareholders:
Distributions from net investment income	(56,704)	(6,300,169)
Distributions from net realized gain on investments	(56,761)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,465)	(6,300,169)
Share Transactions:
Proceeds from sale of shares	2,084,129,532	3,284,763,558
Net asset value of shares issued to shareholders in payment of distributions declared	111,700	6,528,352
Cost of shares redeemed	(2,169,374,492)	(3,195,044,045)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(85,133,260)	96,247,865
Change in net assets	(85,128,797)	96,252,863
Net Assets:
Beginning of period	946,354,220	850,101,357
End of period (including undistributed (distributions in excess of) net investment income of $(1,346) and $1,567, respectively)	$861,225,423	$946,354,220

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. capital stock

The following table summarizes capital stock activity:

Year Ended May 31	2010	2009
Shares sold	2,084,129,532	3,284,763,558
Shares issued to shareholders in payment of distributions declared	111,700	6,528,352
Shares redeemed	(2,169,374,492)	(3,195,044,045)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(85,133,260)	96,247,865

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$113,465	$6,300,169
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$6,030

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the Adviser waived $3,347,156 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,968 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, FSC voluntarily waived $792,155 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2010, unaffiliated third-party financial intermediaries waived $1,973,157 of shareholder services fees and reimbursed $790 of account administration fees. This waiver and reimbursement can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the Fund did not utilize the LOC.

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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's prospectus and statement of additional information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

On February 23, 2010, the Directors approved the reorganization of Hilliard-Lyons Government Fund, Inc. (the “Hilliard Fund”) into the Fund. The transfer of assets from the Hilliard Fund into the Fund is expected to occur after the close of business on July 23, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Government Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 23, 2010

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised four portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's portfolio manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Government Cash Series (the “Fund”)

(formerly, Government Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
23

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
24

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
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circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551204

28564 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Municipal Cash Series

(Effective June 30, 2010 - Federated Municipal Cash Series)

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.010	0.023	0.027	0.020
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.010	0.023	0.027	0.020
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.010)	(0.023)	(0.027)	(0.020)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.010)	(0.023)	(0.027)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	1.03%	2.36%	2.72%	1.98%
Ratios to Average Net Assets:
Net expenses	0.75%	1.08%[3]	1.05%[3]	1.05%	1.05%
Net investment income	0.03%	1.00%	2.26%	2.69%	1.92%
Expense waiver/reimbursement[4]	0.35%	0.05%	0.05%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$474,268	$512,018	$476,382	$342,760	$334,001
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$2.69
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.24	$2.72

1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.

Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	85.8%
Municipal Notes	12.3%
Commercial Paper	2.7%
Other Assets and Liabilities — Net[2]	(0.8)%
TOTAL	100.0%

At May 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	85.5%
8-30 Days	3.4%
31-90 Days	1.8%
91-180 Days	5.1%
181 Days or more	5.0%
Other Assets and Liabilities — Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments

May 31, 2010

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.8%;1,2
		Alabama – 0.3%
$1,591,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 6/3/2010	1,591,000
		Arizona – 8.6%
2,600,000		Arizona Health Facilities Authority, (Series 2009F) Weekly VRDNs (Catholic Healthcare West)/(Citibank NA, New York LOC), 0.270%, 6/2/2010	2,600,000
1,875,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.320%, 6/3/2010	1,875,000
2,000,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.390%, 6/3/2010	2,000,000
1,000,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.320%, 6/3/2010	1,000,000
2,300,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.460%, 6/3/2010	2,300,000
1,750,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.420%, 6/3/2010	1,750,000
1,800,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.290%, 6/3/2010	1,800,000
2,680,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 6/3/2010	2,680,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.460%, 6/3/2010	2,630,000
2,735,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.640%, 6/2/2010	2,735,000
8,635,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.300%, 6/3/2010	8,635,000
850,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 6/2/2010	850,000
1,300,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.300%, 6/2/2010	1,300,000
4,550,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 6/3/2010	4,550,000
Annual Shareholder Report

Principal Amount			Value
$3,915,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.500%, 6/3/2010	3,915,000
		TOTAL	40,620,000
		Arkansas – 1.3%
6,400,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Regions Bank, Alabama LOC), 1.400%, 6/3/2010	6,400,000
		California – 0.5%
2,355,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 2.000%, 6/3/2010	2,355,000
		Colorado – 1.5%
5,980,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 1.000%, 6/2/2010	5,980,000
895,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 6/3/2010	895,000
		TOTAL	6,875,000
		District of Columbia – 2.3%
11,000,000		District of Columbia Revenue, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.)/(SunTrust Bank LOC), 0.510%, 6/2/2010	11,000,000
		Florida – 3.8%
1,325,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 6/3/2010	1,325,000
7,150,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.350%, 6/1/2010	7,150,000
7,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.300%, 6/1/2010	7,500,000
2,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.340%, 6/1/2010	2,000,000
		TOTAL	17,975,000
		Georgia – 24.4%
10,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.50% CP (GTD by Bayerische Landesbank, Credit Agricole Corporate and Investment Bank, Landesbank Baden-Wurttemberg and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 6/15/2010	10,000,000
10,000,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 6/3/2010	10,000,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.440%, 6/3/2010	3,350,000
Annual Shareholder Report

Principal Amount		Value
$8,500,000	Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.390%, 6/3/2010	8,500,000
3,330,000	Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.290%, 6/3/2010	3,330,000
2,000,000	Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.360%, 6/2/2010	2,000,000
2,500,000	Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.340%, 6/3/2010	2,500,000
4,515,000	Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.420%, 6/3/2010	4,515,000
4,350,000	Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.360%, 6/2/2010	4,350,000
6,150,000	Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.370%, 6/3/2010	6,150,000
11,150,000	Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 6/2/2010	11,150,000
21,710,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.390%, 6/3/2010	21,710,000
3,800,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.390%, 6/3/2010	3,800,000
4,800,000	Municipal Electric Authority of Georgia, (Series 1985 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.300%, 6/2/2010	4,800,000
1,240,000	Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.310%, 6/3/2010	1,240,000
1,500,000	Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.310%, 6/2/2010	1,500,000
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.400%, 6/2/2010	7,500,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.440%, 6/2/2010	3,500,000
5,600,000	Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.390%, 6/3/2010	5,600,000
	TOTAL	115,495,000
Annual Shareholder Report

Principal Amount			Value
		Illinois – 5.4%
$3,825,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.500%, 6/3/2010	3,825,000
1,580,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.610%, 6/3/2010	1,580,000
1,900,000		Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.420%, 6/3/2010	1,900,000
1,595,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.390%, 6/3/2010	1,595,000
3,375,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 6/3/2010	3,375,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York Mellon LOC), 0.550%, 6/3/2010	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 6/3/2010	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.590%, 6/3/2010	3,000,000
3,200,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.560%, 6/3/2010	3,200,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.590%, 6/2/2010	3,300,000
		TOTAL	25,405,000
		Indiana – 3.0%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.540%, 6/3/2010	1,500,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.500%, 6/3/2010	12,900,000
		TOTAL	14,400,000
		Kansas – 1.4%
4,345,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.410%, 6/3/2010	4,345,000
2,315,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.420%, 6/2/2010	2,315,000
		TOTAL	6,660,000
		Kentucky – 0.6%
700,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.990%, 6/3/2010	700,000
Annual Shareholder Report

Principal Amount			Value
$2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.150%, 6/3/2010	2,100,000
		TOTAL	2,800,000
		Louisiana – 0.6%
3,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.440%, 6/3/2010	3,000,000
		Maine – 0.5%
2,485,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.610%, 6/2/2010	2,485,000
		Massachusetts – 0.6%
3,000,000		Massachusetts IFA, (Series 1992B), 0.65% CP (New England Power Co.), Mandatory Tender 6/3/2010	3,000,000
		Michigan – 2.9%
2,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	2,006,913
8,000,000		Michigan State, (Series A), 2.00% TRANs, 9/30/2010	8,038,819
3,630,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 6/1/2010	3,630,000
		TOTAL	13,675,732
		Minnesota – 0.0%
210,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.640%, 6/3/2010	210,000
		Missouri – 0.2%
835,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.420%, 6/3/2010	835,000
		Multi-State – 7.6%
3,480,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.440%, 6/3/2010	3,480,000
3,118,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.440%, 6/3/2010	3,118,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.440%, 6/3/2010	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.440%, 6/3/2010	7,600,000
5,000,000		Nuveen Municipal Market Opportunity Fund, Inc., Variable Rate Demand Preferred Shares, 0.440%, 6/3/2010	5,000,000
10,000,000		Nuveen Premium Income Municipal Fund 4, Inc., Variable Rate Demand Preferred Shares, 0.440%, 6/3/2010	10,000,000
		TOTAL	35,898,000
Annual Shareholder Report

Principal Amount			Value
		Nevada – 1.9%
$1,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-3) Weekly VRDNs (Bayerische Landesbank LOC), 0.330%, 6/2/2010	1,500,000
7,500,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.330%, 6/1/2010	7,500,000
		TOTAL	9,000,000
		New Jersey – 0.5%
2,260,685		Tinton Falls, NJ, 1.40% BANs, 1/19/2011	2,270,662
		New York – 3.2%
1,235,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.440%, 6/3/2010	1,235,000
1,145,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.620%, 6/2/2010	1,145,000
1,650,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.490%, 6/3/2010	1,650,000
3,877,000		Johnstown, NY, 2.25% BANs, 10/1/2010	3,886,564
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.600%, 6/2/2010	1,700,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Banknorth N.A. LOC), 0.490%, 6/3/2010	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.410%, 6/3/2010	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Bank of New York Mellon LOC), 0.340%, 6/3/2010	2,250,000
		TOTAL	15,166,564
		Ohio – 12.9%
5,000,000		Allen County, OH, (Series 2008B) Daily VRDNs (Catholic Healthcare Partners)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 6/1/2010	5,000,000
5,100,000		Blue Ash, OH, (Series 2008) Weekly VRDNs (Ursuline Academy of Cincinnati)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 6/4/2010	5,100,000
3,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	3,002,914
4,000,000		Dover, OH, 1.25% BANs, 3/31/2011	4,018,080
2,000,000		Fairborn, OH, 1.25% BANs, 4/19/2011	2,008,740
175,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.280%, 6/3/2010	175,000
5,000,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.550%, 6/3/2010	5,000,000
Annual Shareholder Report

Principal Amount		Value
$4,771,000	Lakewood, OH, 1.00% BANs, 4/13/2011	4,785,331
3,400,000	Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,406,002
1,775,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.350%, 6/3/2010	1,775,000
2,290,000	Marion County, OH, 1.50% BANs, 4/27/2011	2,301,263
1,500,000	Monroe, OH, 1.50% BANs, 8/19/2010	1,502,414
2,000,000	Monroe, OH, 2.00% BANs, 8/19/2010	2,002,131
1,325,000	North College Hill, OH City School District, 2.15% BANs, 1/13/2011	1,335,160
1,000,000	Oakwood City, OH, 1.125% BANs, 3/10/2011	1,001,720
800,000	Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.270%, 6/2/2010	800,000
2,000,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,002,208
1,875,000	Tipp City, OH, (Series B), 1.50% BANs, 2/22/2011	1,885,801
2,000,000	Vermilion, OH, 1.50% BANs, 10/27/2010	2,003,609
4,750,000	Wadsworth, OH School District, 2.25% BANs, 9/22/2010	4,773,367
7,100,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.510%, 6/4/2010	7,100,000
	TOTAL	60,978,740
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 6/3/2010	2,000,000
	Pennsylvania – 1.4%
675,000	McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.340%, 6/3/2010	675,000
6,000,000	Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	6,008,443
	TOTAL	6,683,443
	South Dakota – 0.6%
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.590%, 6/3/2010	3,000,000
	Tennessee – 2.3%
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.540%, 6/3/2010	10,000,000
1,000,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.640%, 6/2/2010	1,000,000
	TOTAL	11,000,000
Annual Shareholder Report

Principal Amount			Value
		Texas – 1.3%
$1,910,000		Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York Mellon LOC), 1.250%, 6/1/2010	1,910,000
4,135,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.410%, 6/3/2010	4,135,000
140,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.350%, 6/2/2010	140,000
		TOTAL	6,185,000
		Vermont – 0.7%
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.390%, 6/1/2010	3,325,000
		Virginia – 6.9%
600,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.510%, 6/2/2010	600,000
2,500,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.290%, 6/3/2010	2,500,000
2,700,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.310%, 6/3/2010	2,700,000
3,600,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 0.510%, 6/3/2010	3,600,000
4,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2010A-1), 0.410%, 6/3/2010	4,000,000
1,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.280%, 6/2/2010	1,000,000
4,235,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 0.560%, 6/2/2010	4,235,000
1,000,000		Madison County, VA IDA, (Series 2007) Daily VRDNs (Woodberry Forest School)/(SunTrust Bank LOC), 0.370%, 6/1/2010	1,000,000
6,800,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 6/1/2010	6,800,000
3,430,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 0.510%, 6/2/2010	3,430,000
2,880,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.560%, 6/2/2010	2,880,000
		TOTAL	32,745,000
Annual Shareholder Report

Principal Amount		Value
	Washington – 0.6%
$625,000	Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.360%, 6/2/2010	625,000
2,250,000	Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.390%, 6/3/2010	2,250,000
	TOTAL	2,875,000
	Wisconsin – 2.6%
2,000,000	Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.540%, 6/3/2010	2,000,000
3,160,000	Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.860%, 6/3/2010	3,160,000
1,625,000	Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.860%, 6/3/2010	1,625,000
5,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.860%, 6/3/2010	5,500,000
	TOTAL	12,285,000
	TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[5]	478,194,141
	OTHER ASSETS AND LIABILITIES - NET — (0.8)%[6]	(3,926,246)
	TOTAL NET ASSETS — 100%	$474,267,895
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.6% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At May 31, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value (unaudited)
First Tier	Second Tier
94.3%	5.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
Annual Shareholder Report

3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $52,978,000, which represented 11.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $52,978,000, which represented 11.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC(s)	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCRB	— Pollution Control Revenue Bond
ROCs	— Reset Option Certificates
TANs	— Tax Anticipation Notes
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$478,194,141
Income receivable		711,765
Receivable for shares sold		34,359
TOTAL ASSETS		478,940,265
Liabilities:
Payable for investments purchased	$4,018,080
Payable for shares redeemed	32,902
Bank overdraft	467,119
Payable for investment adviser fee (Note 5)	15,188
Accrued expenses	139,081
TOTAL LIABILITIES		4,672,370
Net assets for 474,268,470 shares outstanding		$474,267,895
Net Assets Consist of:
Paid-in capital		$474,266,174
Accumulated net realized gain on investments		1,721
TOTAL NET ASSETS		$474,267,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$474,267,895 ÷ 474,268,470 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended May 31, 2010

Investment Income:
Interest			$4,268,822
Expenses:
Investment adviser fee (Note 5)		$2,733,759
Administrative personnel and services fee (Note 5)		425,009
Custodian fees		23,174
Transfer and dividend disbursing agent fees and expenses		558,879
Directors'/Trustees' fees		4,180
Auditing fees		18,530
Legal fees		6,188
Portfolio accounting fees		94,587
Distribution services fee (Note 5)		546,569
Shareholder services fee (Note 5)		1,365,443
Account administration fee		1,093
Share registration costs		125,205
Printing and postage		27,784
Insurance premiums		5,413
Taxes		40,741
Miscellaneous		56,110
TOTAL EXPENSES		6,032,664
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(650,865)
Waiver of administrative personnel and services fee	(8,931)
Waiver of distribution services fee	(324,369)
Waiver of shareholder services fee	(946,958)
Reimbursement of shareholder services fee	(6,990)
TOTAL WAIVERS AND REIMBURSEMENT		(1,938,113)
Net expenses			4,094,551
Net investment income			174,271
Net realized gain on investments			1,721
Change in net assets resulting from operations			$175,992

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended May 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$174,271	$4,701,224
Net realized gain on investments	1,721	351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	175,992	4,701,575
Distributions to Shareholders:
Distributions from net investment income	(169,985)	(4,705,446)
Distributions from net realized gain on investments	—	(73,748)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(169,985)	(4,779,194)
Share Transactions:
Proceeds from sale of shares	1,285,973,242	1,437,187,268
Net asset value of shares issued to shareholders in payment of distributions declared	182,830	4,870,545
Cost of shares redeemed	(1,323,911,967)	(1,406,344,774)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,755,895)	35,713,039
Change in net assets	(37,749,888)	35,635,420
Net Assets:
Beginning of period	512,017,783	476,382,363
End of period (including undistributed (distributions in excess of) net investment income of $0 and $(4,286), respectively)	$474,267,895	$512,017,783

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

May 31, 2010

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Annual Shareholder Report

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2010	2009
Shares sold	1,285,973,242	1,437,187,268
Shares issued to shareholders in payment of distributions declared	182,830	4,870,545
Shares redeemed	(1,323,911,967)	(1,406,344,774)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(37,755,895)	35,713,039
Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$169,985	$4,705,446
Ordinary income[1]	$ —	$17,896
Long-term capital gains	$ —	$55,852
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain	$1,721

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the Adviser voluntarily waived $650,865 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,931 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the Annual Shareholder Report terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, FSC voluntarily waived $324,369 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2010, FSSC voluntarily reimbursed $6,990 of Service Fees. For the year ended May 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended May 31, 2010, unaffiliated third-party financial intermediaries waived $946,958 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the year ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,684,305,000 and $1,767,825,000, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the Fund did not utilize the LOC.

Annual Shareholder Report

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended May 31, 2010, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Directors OF Cash Trust series, Inc. AND SHAREHOLDERS OF Municipal cash series:

We have audited the accompanying statement of assets and liabilities of Municipal Cash Series (the “Fund”) (one of the portfolios constituting the Cash Trust Series, Inc), including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 23, 2010

Annual Shareholder Report

Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised four portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since August 1989. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Municipal Cash Series (the “Fund”)

(formerly, Municipal Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551303

28565 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Prime Cash Series

(Effective June 30, 2010 - Federated Prime Cash Series)

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.014	0.036	0.043	0.031
Net realized gain on investments	0.000[1]	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.014	0.036	0.043	0.031
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.014)	(0.036)	(0.043)	(0.031)
Distributions from net realized gain on investments	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.014)	(0.036)	(0.043)	(0.031)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	1.39%	3.70%	4.42%	3.15%
Ratios to Average Net Assets:
Net expenses	0.58%	1.08%	1.05%	1.05%	1.05%
Net investment income	0.01%	1.34%	3.58%	4.34%	3.07%
Expense waiver/reimbursement[3]	0.49%	0.01%	0.02%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,791,221	$6,661,244	$5,787,122	$4,758,790	$3,850,411
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.10	$1.85
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.09	$1.87
1	Expenses are equal to the Fund's net annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under “Expense Limitation”), multiplied by the average account value over the period, multiplied by 182/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	45.8%
Commercial Paper and Notes	22.5%
Variable Rate Demand Instruments	22.0%
U.S. Government Agencies	4.1%
Repurchase Agreement	6.1%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%

At May 31, 2010, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.9%
8-30 Days	18.5%
31-90 Days	35.8%
91-180 Days	8.9%
181 Days or more	5.4%
Other Assets and Liabilities — Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
4

Portfolio of Investments

May 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 4.4%
		Finance - Automotive – 3.7%
$1,666,252		CarMax Auto Owner Trust 2009-2, Class A1, 0.278%, 11/15/2010	1,666,252
8,555,473	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	8,555,473
153,542,128	[1,2]	Chrysler Financial Lease Trust 2010-A, Class A1, 0.377%, 3/15/2011	153,542,128
9,893,214	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A1, 0.282%, 2/15/2011	9,893,214
1,333,823		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	1,333,823
		TOTAL	174,990,890
		Finance - Equipment – 0.7%
5,334,179		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	5,334,179
6,015,269		Marlin Leasing Receivables XII LLC (Series 2010-1), Class A1, 0.438%, 2/15/2011	6,015,269
23,000,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class A1, 0.608%, 6/20/2011	23,000,000
		TOTAL	34,349,448
		TOTAL ASSET-BACKED SECURITIES	209,340,338
		Certificates of Deposit – 24.0%
		Finance - Banking – 24.0%
50,000,000		Abbey National Treasury Services PLC, 0.391%, 6/21/2010	50,000,000
175,400,000		BNP Paribas SA, 0.300% - 0.450%, 7/12/2010 - 8/11/2010	175,400,000
25,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.315%, 7/16/2010	25,000,156
150,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230% - 0.600%, 6/2/2010 - 9/1/2010	150,000,000
100,000,000		Barclays Bank PLC, 0.591% - 0.710%, 6/21/2010 - 1/26/2011	100,000,000
30,000,000		Bayerische Landesbank, 0.750%, 7/27/2010	30,000,000
210,000,000		Credit Agricole Corporate and Investment Bank, 0.340% - 0.460%, 7/14/2010 - 9/16/2010	210,000,000
20,000,000		KBC Bank N.V., 0.320%, 6/4/2010	20,000,000
46,000,000		Landesbank Baden-Wurttemberg, 0.600%, 7/26/2010	46,000,000
70,000,000		Landesbank Hessen-Thuringen, 0.300%, 6/14/2010	70,000,000
50,000,000		Mizuho Corporate Bank Ltd., 0.370%, 6/21/2010	50,000,000
95,000,000		Natixis, 0.450%, 6/18/2010	95,000,000
100,000,000		Societe Generale, Paris, 0.300%, 7/23/2010	100,000,000
30,000,000		Sumitomo Mitsui Banking Corp., 0.347%, 8/5/2010	29,986,270
		TOTAL CERTIFICATES OF DEPOSIT	1,151,386,426
Annual Shareholder Report
5

Principal Amount			Value
		Collateralized Loan Agreements – 9.7%
		Finance - Banking – 9.7%
$80,000,000		Barclays Capital, Inc., 0.450%, 6/16/2010 - 6/25/2010	80,000,000
215,500,000		Citigroup Global Markets, Inc., 0.620% - 0.720%, 6/1/2010	215,500,000
25,000,000		Deutsche Bank Securities, Inc., 0.450%, 6/15/2010	25,000,000
25,000,000		J.P. Morgan Securities, Inc., 0.530%, 6/22/2010	25,000,000
119,500,000		RBS Securities, Inc., 0.670%, 6/4/2010	119,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	465,000,000
		Commercial Paper – 22.5%;3
		Aerospace / Auto – 4.9%
48,300,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.350% - 0.550%, 6/3/2010 - 8/19/2010	48,269,039
140,500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.340%, 7/9/2010	140,449,576
48,120,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.330% - 0.580%, 6/2/2010 — 8/23/2010	48,100,584
		TOTAL	236,819,199
		Consumer Products – 0.2%
5,000,000		Clorox Co., 0.380%, 6/11/2010	4,999,472
2,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.390%, 6/18/2010	1,999,632
		TOTAL	6,999,104
		Finance - Banking – 16.9%
50,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.280%, 7/1/2010	49,988,333
63,500,000		Bayerische Landesbank, 0.400%, 6/1/2010	63,500,000
150,000,000	[1,2]	Clipper Receivables Company LLC, 0.280% - 0.290%, 7/7/2010 - 7/16/2010	149,951,812
65,000,000	[1,2]	Danske Corp., Inc., 0.200%, 6/2/2010	64,999,639
134,500,000	[1,2]	Grampian Funding LLC, 0.280% - 0.350%, 6/3/2010 - 6/15/2010	134,489,377
100,000,000		ING (U.S.) Funding LLC, 0.500%, 8/27/2010	99,879,167
65,000,000	[1,2]	KBC Financial Products International Ltd., (GTD by KBC Bank N.V.), 0.320%, 6/9/2010	64,995,378
50,000,000		Landesbank Baden-Wurttemberg, 0.520%, 6/14/2010	49,990,611
14,000,000	[1,2]	Landesbank Hessen-Thuringen, 0.400%, 7/20/2010	13,992,378
75,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.450%, 8/11/2010	74,933,438
23,000,000	[1,2]	Surrey Funding Corporation, 0.330%, 8/2/2010	22,986,928
20,017,000	[1,2]	Ticonderoga Funding LLC, (Bank of America N.A. SWP), 0.300%, 7/7/2010	20,010,995
		TOTAL	809,718,056
Annual Shareholder Report
6

Principal Amount			Value
		Machinery / Equipment / Auto – 0.5%
$23,000,000	[1,2]	Eaton Corp., 0.340% - 0.350%, 6/9/2010 - 6/29/2010	22,994,329
		TOTAL COMMERCIAL PAPER	1,076,530,688
		Corporate Bonds – 5.8%
		Finance — Banking – 5.8%
30,000,000		Bank of America Corp., 4.500%, 8/1/2010	30,194,997
100,000,000		Bank of America N.A., 0.330%, 7/27/2010	100,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.341% - 0.354%, 6/21/2010 - 6/28/2010	150,000,000
		TOTAL CORPORATE BONDS	280,194,997
		Government Agencies – 4.1%
		Government Agency – 4.1%
195,000,000		Federal Home Loan Bank System, 0.400% - 0.650%, 12/27/2010 - 5/25/2011	195,000,000
		Loan Participation – 1.9%
		Chemicals – 1.9%
89,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.500%, 6/28/2010	89,500,000
		Notes - Variable – 22.0%;4
		Finance - Banking – 19.3%
1,880,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	1,880,000
45,990,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.370%, 6/1/2010	45,990,000
1,700,000		American Manufacturing Co., Inc., (Wells Fargo Bank, N.A. LOC), 0.400%, 6/3/2010	1,700,000
24,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.373%, 6/25/2010	24,000,000
84,000,000		Australia & New Zealand Banking Group, Melbourne, 0.379% - 0.391%, 6/23/2010 - 6/28/2010	84,000,000
5,295,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.350%, 6/4/2010	5,295,000
976,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 0.380%, 6/3/2010	976,000
980,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	980,000
8,775,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.590%, 6/3/2010	8,775,000
1,515,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.550%, 6/3/2010	1,515,000
13,275,000		Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 0.590%, 6/3/2010	13,275,000
21,160,000		Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 0.690%, 6/3/2010	21,160,000
Annual Shareholder Report
7

Principal Amount		Value
$965,000	Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	965,000
45,335,000	Fiore Capital LLC, (Series 2005-A), (FHLB of Chicago LOC), 0.400%, 6/3/2010	45,335,000
13,380,000	Florida State Municipal Power Agency, (Series 2008E), (SunTrust Bank LOC), 0.350%, 6/1/2010	13,380,000
4,275,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	4,275,000
6,425,000	Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.400%, 6/3/2010	6,425,000
1,715,000	Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	1,715,000
2,115,000	Great Southern Wood, Inc., (Wells Fargo Bank, N.A. LOC), 0.400%, 6/4/2010	2,115,000
3,725,000	Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 0.690%, 6/3/2010	3,725,000
16,700,000	HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 1.250%, 6/3/2010	16,700,000
2,375,000	Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 0.590%, 6/3/2010	2,375,000
15,000,000	Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.350%, 6/3/2010	15,000,000
1,505,000	Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.280%, 6/1/2010	1,505,000
25,000,000	Lloyds TSB Bank PLC, London, 0.285%, 6/7/2010	25,000,000
6,000,000	Louisiana Public Facilities Authority, (Series 2008C), 0.520%, 6/1/2010	6,000,000
50,000,000	Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 6/1/2010	50,000,000
3,855,000	Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 0.600%, 6/3/2010	3,855,000
6,000,000	Michigan Strategic Fund, (Series 2007), 0.600%, 6/1/2010	6,000,000
13,335,000	Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 1.250%, 6/3/2010	13,335,000
17,100,000	New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.800%, 6/4/2010	17,100,000
17,700,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.550%, 6/2/2010	17,700,000
9,000,000	New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.550%, 6/2/2010	9,000,000
12,555,000	New York City, NY, (Fiscal 2008 Subseries J-6), (Landesbank Hessen-Thuringen LOC), 0.300%, 6/1/2010	12,555,000
6,930,000	RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 1.250%, 6/3/2010	6,930,000
Annual Shareholder Report
8

Principal Amount			Value
$4,925,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 1.700%, 6/3/2010	4,925,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.792%, 7/7/2010	50,000,000
20,645,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.560%, 6/3/2010	20,645,000
55,000,000		Societe Generale, Paris, 0.369%, 6/30/2010	55,000,000
2,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.650%, 6/2/2010	2,100,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 1.250%, 6/3/2010	2,600,000
3,680,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.400%, 6/4/2010	3,680,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.800%, 6/4/2010	2,735,000
260,000		TDB Realty Ltd., (PNC Bank, N.A. LOC), 3.400%, 6/3/2010	260,000
5,060,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 1.250%, 6/3/2010	5,060,000
26,570,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.350%, 6/3/2010	26,570,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.370%, 6/3/2010	31,000,000
11,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.350%, 6/2/2010	11,000,000
216,500,000		Westpac Banking Corp. Ltd., Sydney, 0.328% - 0.444%, 6/4/2010 - 7/19/2010	216,520,308
3,980,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.590%, 6/3/2010	3,980,000
		TOTAL	926,611,308
		Finance - Commercial – 0.8%
17,796,000		General Electric Capital Corp., 0.405%, 7/21/2010	17,803,155
4,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.450%, 6/3/2010	4,100,000
14,125,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.450%, 6/3/2010	14,125,000
		TOTAL	36,028,155
		Finance - Retail – 0.7%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.809%, 6/14/2010	32,000,000
		Government Agency – 0.6%
18,735,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.350%, 6/3/2010	18,735,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.320%, 6/3/2010	10,000,000
		TOTAL	28,735,000
Annual Shareholder Report
9

Principal Amount		Value
	Insurance – 0.6%
$15,000,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-2), (Assured Guaranty Corp. INS), 0.340%, 6/1/2010	15,000,000
15,000,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3), (Assured Guaranty Corp. INS), 0.340%, 6/1/2010	15,000,000
	TOTAL	30,000,000
	TOTAL NOTES - VARIABLE	1,053,374,463
	Repurchase Agreement – 6.1%
294,895,000	Interest in $8,408,795,000 joint repurchase agreement 0.21%, dated 5/28/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $8,408,991,205 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/16/2040 and the market value of those underlying securities was $8,638,261,984.	294,895,000
	TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[5]	4,815,221,912
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[6]	(24,001,066)
	TOTAL NET ASSETS — 100%	$4,791,220,846
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2010, these restricted securities amounted to $911,769,239, which represented 19.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2010, these liquid restricted securities amounted to $911,769,239, which represented 19.0% of total net assets.
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report
10

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
INS	— Insured
LOC	— Letter of Credit
PCRBs	— Pollution Control Revenue Bonds
SWP	— Swap Agreement

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Statement of Assets and Liabilities

May 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$4,815,221,912
Income receivable		1,811,639
Receivable for shares sold		301,251
TOTAL ASSETS		4,817,334,802
Liabilities:
Payable for investments purchased	$25,000,000
Payable for shares redeemed	162,280
Bank overdraft	93,417
Income distribution payable	11,533
Payable for investment adviser fee (Note 5)	157,987
Accrued expenses	688,739
TOTAL LIABILITIES		26,113,956
Net assets for 4,791,216,624 shares outstanding		$4,791,220,846
Net Assets Consist of:
Paid-in capital		$4,791,216,624
Accumulated net realized gain on investments		3,777
Undistributed net investment income		445
TOTAL NET ASSETS		$4,791,220,846
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($4,791,220,846 ÷ 4,791,216,624 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Operations

Year Ended May 31, 2010

Investment Income:
Interest			$32,484,429
Expenses:
Investment adviser fee (Note 5)		$27,409,806
Administrative personnel and services fee (Note 5)		4,261,221
Custodian fees		195,633
Transfer and dividend disbursing agent fees and expenses		5,901,611
Directors'/Trustees' fees		34,580
Auditing fees		20,131
Legal fees		5,954
Portfolio accounting fees		155,849
Distribution services fee (Note 5)		5,472,212
Shareholder services fee (Note 5)		13,695,631
Account administration fee		5,383
Share registration costs		402,680
Printing and postage		417,101
Insurance premiums		14,596
Taxes		422,299
Miscellaneous		718,071
TOTAL EXPENSES		59,132,758
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(10,949,945)
Waiver of administrative personnel and services fee	(89,449)
Waiver of distribution services fee	(4,076,801)
Waiver of shareholder services fee	(11,929,482)
Reimbursement of shareholder services fee	(50,138)
TOTAL WAIVERS AND REIMBURSEMENT		(27,095,815)
Net expenses			32,036,943
Net investment income			447,486
Net realized gain on investments			9,955
Change in net assets resulting from operations			$457,441

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Changes in Net Assets

Year Ended May 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$447,486	$82,606,238
Net realized gain on investments	9,955	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	457,441	82,606,238
Distributions to Shareholders:
Distributions from net investment income	(420,308)	(82,604,014)
Distributions from net realized gain on investments	(6,178)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(426,486)	(82,604,014)
Share Transactions:
Proceeds from sale of shares	6,825,785,489	9,894,095,591
Net asset value of shares issued to shareholders in payment of distributions declared	519,229	86,033,766
Cost of shares redeemed	(8,696,358,466)	(9,106,010,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,870,053,748)	874,119,067
Change in net assets	(1,870,022,793)	874,121,291
Net Assets:
Beginning of period	6,661,243,639	5,787,122,348
End of period (including undistributed (distributions in excess of) net investment income of $445 and $(26,733), respectively)	$4,791,220,846	$6,661,243,639

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Notes to Financial Statements

May 31, 2010

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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15

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Temporary Guarantee Program

The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a Annual Shareholder Report
16

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. capital stock

The following table summarizes capital stock activity:

Year Ended May 31	2010	2009
Shares sold	6,825,785,489	9,894,095,591
Shares issued to shareholders in payment of distributions declared	519,229	86,033,766
Shares redeemed	(8,696,358,466)	(9,106,010,290)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,870,053,748)	874,119,067

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$426,486	$82,604,014
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$4,222
2	For tax purposes, short-term capital gains are considered ordinary income.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the Adviser waived $10,949,945 of its fee.

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17

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $89,449 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, FSC voluntarily waived $4,076,801 of distribution services fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. Subject to the terms described in the Expense Limitation note, for the year ended May 31, 2010, FSSC voluntarily reimbursed $50,138 of Service Fees. For the year ended May 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended May 31, 2010, unaffiliated third-party financial intermediaries waived $11,929,482 of Service Fees. This waiver can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”) through the later of (the “Termination Date”): (a) July 31, 2011; or Annual Shareholder Report
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(b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated, or the Fee Limit increased, prior to the Termination Date with the agreement of the Directors.

Interfund Transactions

During the year ended May 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $162,548,000 and $0, respectively.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Annual Shareholder Report
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Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF Prime CASH SERIES:

We have audited the accompanying statement of assets and liabilities of Prime Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 23, 2010

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised four portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's portfolio manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Corporation. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract - May 2010

Federated Prime Cash Series (the “Fund”)

(formerly, Prime Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

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Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551105

28566 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Treasury Cash Series

(Effective June 30, 2010  -  Federated Treasury Cash Series)

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.0032	0.0273	0.0419	0.0295
Net realized gain on investments	0.0000[1]	0.0001	—	—	0.0000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0000[1]	0.0033	0.0273	0.0419	0.0295
Less Distributions:
Distributions from net investment income	—	(0.0032)	(0.0273)	(0.0419)	(0.0295)
Distributions from net realized gain on investments	—	(0.0001)	—	—	(0.0000)[1]
TOTAL DISTRIBUTIONS	—	(0.0033)	(0.0273)	(0.0419)	(0.0295)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.32%	2.76%	4.27%	2.99%
Ratios to Average Net Assets:
Net expenses	0.21%	0.47%	1.04%	1.05%	1.05%
Net investment income	0.00%	0.15%	2.45%	4.18%	3.00%
Expense waiver/reimbursement[4]	0.87%	0.62%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,339,308	$1,457,691	$712,164	$345,669	$388,810
1	Represents less than $0.0001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2009	Ending Account Value 5/31/2010	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.03	$0.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.05% (as reflected in the Notes to Financial Statements, Note 5, under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365, (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $5.24 and $5.29, respectively.
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Portfolio of Investments Summary Tables (unaudited)

At May 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	86.3%
U.S. Treasury Securities	12.7%
Other Assets and Liabilities — Net[2]	1.0%
TOTAL	100.0%

At May 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.4%
8-30 Days	7.5%
31-90 Days	13.2%
91-180 Days	4.8%
181 Days or more	2.1%
Other Assets and Liabilities — Net[2]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

May 31, 2010

Principal Amount			Value
		U.S. Treasury – 12.7%
$43,000,000	[1]	United States Treasury Bills, 0.155% — 0.545%, 7/1/2010	42,988,438
29,000,000	[1]	United States Treasury Bills, 0.220%, 9/16/2010	28,981,037
12,000,000	[1]	United States Treasury Bills, 0.285%, 8/26/2010	11,991,830
14,000,000		United States Treasury Notes, 1.500%, 10/31/2010	14,071,810
21,500,000		United States Treasury Notes, 2.000%, 9/30/2010	21,622,806
13,000,000		United States Treasury Notes, 4.375%, 12/15/2010	13,272,886
15,000,000		United States Treasury Notes, 4.750%, 3/31/2011	15,539,213
21,000,000		United States Treasury Notes, 5.750%, 8/15/2010	21,241,826
		TOTAL U.S. TREASURY	169,709,846
		Repurchase Agreements – 86.3%
100,000,000	[2]	Interest in $1,450,000,000 joint repurchase agreement 0.20%, dated 5/12/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,450,241,667 on 6/11/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,479,164,410.	100,000,000
155,892,000		Interest in $9,900,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $9,900,220,000 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $10,098,224,491.	155,892,000
100,000,000	[2]	Interest in $1,900,000,000 joint repurchase agreement 0.19%, dated 4/1/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,900,922,556 on 7/6/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,938,583,051.	100,000,000
100,000,000		Interest in $6,900,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $6,900,153,333 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $7,038,156,459.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Citibank, N.A. will repurchase securities provided as collateral for $500,011,111 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 6/30/2016 and the market value of those underlying securities was $510,011,414.	100,000,000
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Principal Amount		Value
$100,000,000	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,011,111 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $510,011,445.	100,000,000
100,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,044,444 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $2,040,045,997.	100,000,000
100,000,000	Interest in $300,000,000 joint repurchase agreement 0.19%, dated 5/28/2010 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $300,006,333 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2019 and the market value of those underlying securities was $306,002,064.	100,000,000
100,000,000	Interest in $750,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,016,667 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/31/2011 and the market value of those underlying securities was $765,002,572.	100,000,000
100,000,000	Interest in $850,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which Societe Generale, New York will repurchase securities provided as collateral for $850,018,889 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $867,019,340.	100,000,000
100,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 5/28/2010 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,022,222 on 6/1/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,020,022,710.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,155,892,000
	TOTAL INVESTMENTS — 99.0% (AT AMORTIZED COST)[3]	1,325,601,846
	OTHER ASSETS AND LIABILITIES - NET — 1.0%[4]	13,706,050
	TOTAL NET ASSETS — 100%	$1,339,307,896
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at May 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

May 31, 2010

Assets:
Investments in repurchase agreements	$1,155,892,000
Investments in securities	169,709,846
Total investments in securities, at amortized cost and value		$1,325,601,846
Income receivable		1,060,827
Receivable for investments sold		13,000,000
Receivable for shares sold		100
Prepaid expenses		1,303
TOTAL ASSETS		1,339,664,076
Liabilities:
Payable for shares redeemed	10,254
Bank overdraft	15,808
Payable for investment adviser fee (Note 5)	32,177
Payable for transfer and dividend disbursing agent fees and expenses	114,329
Payable for Directors'/Trustees' fees	8,193
Payable for portfolio accounting fees	22,252
Payable for share registration costs	99,070
Payable for tax expense	54,097
TOTAL LIABILITIES		356,180
Net assets for 1,339,306,692 shares outstanding		$1,339,307,896
Net Assets Consist of:
Paid-in capital		$1,339,306,704
Accumulated net realized gain on investments		1,192
TOTAL NET ASSETS		$1,339,307,896
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($1,339,307,896 ÷ 1,339,306,692 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended May 31, 2010

Investment Income:
Interest			$2,881,313
Expenses:
Investment adviser fee (Note 5)		$6,755,790
Administrative personnel and services fee (Note 5)		1,050,509
Custodian fees		53,590
Transfer and dividend disbursing agent fees and expenses		1,461,281
Directors'/Trustees' fees		24,514
Auditing fees		17,431
Legal fees		4,733
Portfolio accounting fees		115,914
Distribution services fee (Note 5)		1,371,055
Shareholder services fee (Note 5)		3,365,735
Account administration fee		10,809
Share registration costs		210,502
Printing and postage		113,093
Insurance premiums		6,778
Taxes		78,094
Miscellaneous		29,065
TOTAL EXPENSES		14,668,893
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(6,386,875)
Waiver of administrative personnel and services fee	(22,277)
Waiver of distribution services fee	(1,370,921)
Waiver of shareholder services fee	(3,365,735)
Waiver of account administration fee	(10,809)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(630,963)
TOTAL WAIVERS AND REIMBURSEMENT		(11,787,580)
Net expenses			2,881,313
Net investment income			—
Net realized gain on investments			1,192
Change in net assets resulting from operations			$1,192

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended May 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$2,862,890
Net realized gain on investments	1,192	155,473
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,192	3,018,363
Distributions to Shareholders:
Distributions from net investment income	—	(2,859,084)
Distributions from net realized gain on investments	—	(155,473)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(3,014,557)
Share Transactions:
Proceeds from sale of shares	3,250,557,253	5,883,450,535
Net asset value of shares issued to shareholders in payment of distributions declared	—	3,183,545
Cost of shares redeemed	(3,368,941,393)	(5,141,110,901)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(118,384,140)	745,523,179
Change in net assets	(118,382,948)	745,526,985
Net Assets:
Beginning of period	1,457,690,844	712,163,859
End of period (including undistributed net investment income of $0 and $12, respectively)	$1,339,307,896	$1,457,690,844

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

May 31, 2010

1. ORGANIZATION

Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. CAPITAL STOCK

The following table summarizes capital stock activity:

Year Ended May 31	2010	2009
Shares sold	3,250,557,253	5,883,450,535
Shares issued to shareholders in payment of distributions declared	—	3,183,545
Shares redeemed	(3,368,941,393)	(5,141,110,901)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(118,384,140)	745,523,179

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$ —	$3,014,557
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$1,192
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the Adviser voluntarily waived $6,386,875 of its fee. In addition, an affiliate of the Adviser reimbursed $630,963 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $22,277 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2010, FSC voluntarily waived $1,370,921 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended May 31, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the year ended May 31, 2010, unaffiliated third-party financial intermediaries waived $3,365,735 of shareholder services fees and $10,809 of account administration fees. These waivers can be modified or terminated at any time.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), through the later of (the “Termination Date”): (a) July 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

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6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2010, there were no outstanding loans. During the year ended May 31, 2010, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

9. Subsequent events

On May 17, 2010, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Federated” will be added to the beginning of the Fund name effective June 30, 2010.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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15

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF Treasury cash series:

We have audited the accompanying statement of assets and liabilities of Treasury Cash Series (the “Fund”) (one of the portfolios constituting Cash Trust Series, Inc.), including the portfolio of investments, as of May 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Cash Series, a portfolio of Cash Trust Series, Inc., at May 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 23, 2010

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Board of Directors and Corporation Officers

The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Corporation comprised four portfolio(s), and the Federated Fund Complex consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

Interested DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1989	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT DIRECTORS Background

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Director Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Director Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Director Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Director Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice Chairman Began serving: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 Senior Vice President and Chief Compliance Officer Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Fund's portfolio manager since January 1994. Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Vice President Began serving: November 1998	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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21

Evaluation and Approval of Advisory Contract - May 2010

Federated Treasury Cash Series (the “Fund”)

(formerly, Treasury Cash Series)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
23

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
24

reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
25

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147551402

28567 (7/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $75,600

Fiscal year ended 2009 - $75,600

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $124

Fiscal year ended 2009 - $0

Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,965 and $0 respectively.  Fiscal year ended 2010- Audit consent fees for N-14 merger document.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $ 0 and $ 0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $359,231

Fiscal year ended 2009 - $143,006

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	July 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	July 21, 2010